Offsets	Oct. 21, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Netcapital Inc.
Form or Filing Type	S-3
File Number	333-267921
Initial Filing Date	Oct. 18, 2022
Fee Offset Claimed	$ 992.34
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 9,004,894.40
Termination / Withdrawal Statement	An aggregate of $992.34 of the amount of the registration fee was previously paid in connection with $25,000,000 of unissued securities registered under the Registrant’s Prior Registration Statement. The Registrant is allowed to apply $992.34 toward the registration fee for this registration statement in reliance on Rule 457(p), because the $9,004,894.40 of unsold securities (and associated fees) are being moved from the Prior Registration Statement to this registration statement. Pursuant to Rule 457(p), the $992.34 registration fee previously paid by the Registrant relating to the unsold securities included on this registration statement will continue to be applied to such unsold securities.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Netcapital, Inc.
Form or Filing Type	S-3
File Number	333-267921
Filing Date	Oct. 18, 2022
Fee Paid with Fee Offset Source	$ 992.34